Income Taxes - Schedule of Income Before Income Taxes and Share of Income (Losses) in Equity Method Investments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income Before Income Taxes and Share of Income (Losses) in Equity Method Investments [Abstract]
Chinese mainland	¥ 79,927,908	$ 11,429,539	¥ 176,652,452	¥ 351,791,690
Others	129,309,349	18,490,991	20,554,343	28,580,168
Total	¥ 209,237,257	$ 29,920,530	¥ 197,206,795	¥ 380,371,858